Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting Commissions and Issue Expenses [Member]	Unit Premiums and Reserves [Member]	Total
Balance as at January 1, 2022 at Dec. 31, 2020	$ 74,857	$ 67,342	$ (15,386)	$ 1	$ 126,814
Balance as (in number of units) at Dec. 31, 2022 at Dec. 31, 2020	7,021,453
Proceeds from issuance of Units (note 7)	$ 37,006				37,006
Proceeds from issuance of Units (note 7) (in number of units)	2,099,180
Cost of redemption of Units (note 7)	$ (7)	(5)		1	(11)
Cost of redemption of Units (note 7) (in number of units)	(669)
Net income (loss) and comprehensive income (loss) for the year		(31,642)			(31,642)
Underwriting commissions and issue expenses			(322)		(322)
Balance as at December 31, 2022 at Dec. 31, 2021	$ 111,856	35,695	(15,708)	2	131,845
Balance as (in number of units) at Dec. 31, 2022 at Dec. 31, 2021	9,119,964
Proceeds from issuance of Units (note 7)	$ 24,992				24,992
Proceeds from issuance of Units (note 7) (in number of units)	1,403,774
Cost of redemption of Units (note 7)	$ (9,012)	(3,780)			(12,792)
Cost of redemption of Units (note 7) (in number of units)	(901,220)
Net income (loss) and comprehensive income (loss) for the year		(5,354)			(5,354)
Underwriting commissions and issue expenses			(403)		(403)
Balance as at December 31, 2022 at Dec. 31, 2022	$ 127,836	$ 26,561	$ (16,111)	$ 2	$ 138,288
Balance as (in number of units) at Dec. 31, 2022 at Dec. 31, 2022	9,622,518